Intangible Assets - Additional Information (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2019 JPY (¥) year	Mar. 31, 2018 JPY (¥)	Mar. 31, 2017 JPY (¥)
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 4,860,368	¥ 1,014,264
Impairment losses (reversal of impairment losses)	¥ 8,698	(3,889)	¥ 44,609
Nycomed | Minimum
Disclosure of detailed information about intangible assets [line items]
Remaining amortization period | year	3
Nycomed | Maximum
Disclosure of detailed information about intangible assets [line items]
Remaining amortization period | year	8
ARIAD Pharmaceuticals, Inc. | Minimum
Disclosure of detailed information about intangible assets [line items]
Remaining amortization period | year	8
ARIAD Pharmaceuticals, Inc. | Maximum
Disclosure of detailed information about intangible assets [line items]
Remaining amortization period | year	12
Shire | Minimum
Disclosure of detailed information about intangible assets [line items]
Remaining amortization period | year	1
Shire | Maximum
Disclosure of detailed information about intangible assets [line items]
Remaining amortization period | year	20
Intangible Assets Associated with Products | Nycomed
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 253,272	318,281
Intangible Assets Associated with Products | ARIAD Pharmaceuticals, Inc.
Disclosure of detailed information about intangible assets [line items]
Intangible assets	192,200	204,378
Intangible Assets Associated with Products | Shire
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,497,460
In-Process R&D | ARIAD Pharmaceuticals, Inc.
Disclosure of detailed information about intangible assets [line items]
Intangible assets	189,184	182,002
In-Process R&D | Shire
Disclosure of detailed information about intangible assets [line items]
Intangible assets	70,796
Impaired product-related intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 29,667		45,275
Impairment losses (reversal of impairment losses)			44,609
Impaired product-related intangible assets | COLCRYS
Disclosure of detailed information about intangible assets [line items]
Intangible assets		49,113
Impairment losses (reversal of impairment losses)		(23,057)	16,003
Impaired product-related intangible assets | Oncology product
Disclosure of detailed information about intangible assets [line items]
Impairment losses (reversal of impairment losses)			7,889
Impaired product-related intangible assets | Vaccine product
Disclosure of detailed information about intangible assets [line items]
Impairment losses (reversal of impairment losses)			¥ 3,359
Discontinued product-related intangible assets | COLCRYS
Disclosure of detailed information about intangible assets [line items]
Intangible assets		3,185
Impairment losses (reversal of impairment losses)		¥ 19,168